Condensed Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		7 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Operating costs	$ 366,781	$ 137,279	$ 688,031	$ 321,163	$ 171,167	$ 787,639
Loss from operations	(366,781)	(137,279)	(688,031)	(321,163)	(171,167)	(787,639)
Income Tax
Interest earned on investment held in Trust Account	166,639	208,234	302,669	220,201	1,679	2,081,055
Total income (loss) before income tax	(200,142)	70,955	(385,362)	(100,962)	(169,488)	1,293,416
Income tax expense	57,876	6,387	85,303	6,387		445,793
Net income (loss)	(258,018)	64,568	(470,665)	(107,349)	(169,488)	847,623
Income Tax
Interest earned on investment held in Trust Account	$ (166,639)	$ (208,234)	$ (302,669)	$ (220,201)	$ (1,679)	$ (2,081,055)
Common Class A [Member]
Basic weighted average shares outstanding	5,282,115	14,375,000	5,282,115	14,375,000	14,375,000	13,982,407
Diluted weighted average shares outstanding	5,282,115	14,375,000	5,282,115	14,375,000	14,375,000	13,982,407
Basic net income (loss) per share	$ (0.04)	$ 0.01	$ (0.08)	$ (0.01)	$ (0.01)	$ 0.05
Diluted net income (loss) per share	$ (0.04)	$ 0.01	$ (0.08)	$ (0.01)	$ (0.01)	$ 0.05
Common Class B [Member]
Basic weighted average shares outstanding	857,601	4,791,667	857,601	4,791,667	4,330,522	4,791,667
Diluted weighted average shares outstanding	857,601	4,791,667	857,601	4,791,667	4,330,522	4,791,667
Basic net income (loss) per share	$ (0.04)	$ 0.01	$ (0.08)	$ (0.01)	$ (0.01)	$ 0.05
Diluted net income (loss) per share	$ (0.04)	$ 0.01	$ (0.08)	$ (0.01)	$ (0.01)	$ 0.05